Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Diluted	$ (0.33)	$ (0.65)	$ (0.75)	$ (1.66)	$ (2.36)	$ (7.81)
Diluted	13,051	8,422	12,151	4,726	8,008	903